UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D/A
                       AMENDMENT NO. 1

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

            For the monthly distribution period from:
              December 13, 2016 to January 12, 2017

     Commission File Number of issuing entity: 333-172143-03
       Central Index Key Number of issuing entity: 0001543042

                COMM 2012-LC4 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-172143
         Central Index Key Number of depositor: 0001013454

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468
                   Ladder Capital Finance LLC
       (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001547562
              Guggenheim Life and Annuity Company
       (Exact name of sponsor as specified in its charter)

                   Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 45-4704011
                  Upper Tier Remic 45-5035640
          Hartman Portfolio Loan REMIC 45-5035612
                   Grantor Trust 45-6874157
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


In August and September 2016, actions were taken intended to terminate Rialto Capital Advisors, LLC ("Rialto") as special servicer and to appoint KeyBank National Association ("KeyBank") as successor special servicer under the Pooling and Servicing Agreement. On September 13, 2016, Rialto received notice from the Trustee that it had been terminated as special servicer and that KeyBank had been appointed as replacement special servicer, effective as of September 12, 2016. Consistent with that notice, the name of the special servicer was changed by the Certificate Administrator from Rialto to KeyBank on the monthly distribution date statements attached to the monthly Asset-Backed Issuer Distribution Reports on Form 10-D for the months of October, November and December 2016 and January 2017. While conducting its due diligence in connection with the preparation of its Annual Report on Form 10-K for the 2016 reporting period, the registrant determined that certain of the documents required for such termination and appointment, including notices, legal opinions and disclosures, were, in fact, missing, defective or otherwise failed to satisfy the requirements of the Pooling and Servicing Agreement.

On February 9, 2017, Rialto was advised that, through no fault of Rialto, the requirements of the Pooling and Servicing Agreement relating to its replacement had not been satisfied. Rialto was, and has been, Special Servicer under the Pooling and Servicing Agreement since replacing CWCapital Asset Management LLC as Special Servicer on October 7, 2014. Accordingly, the monthly distribution date statement attached to the monthly Asset-Backed Issuer Distribution Reports on Form 10-D for February 2017 indicated that Rialto, not KeyBank, was the special servicer of the issuing entity. On March 8, 2017, the Registrant and the other relevant parties executed a Notice and Acknowledgement acknowledging that any attempted terminination of Rialto as special servicer and appointment of KeyBank as successor special servicing failed to satisfy the requirements of the Pooling and Servicing Agreement, and thus no such termination and appointment occurred. On March 24, 2017, the Trustee delivered a notice of rescission of notice of special servicer replacement rescinding its September 13, 2016 notice.

This Amendment No. 1 on Form 10-D/A amends the Registrant's Asset-Backed Issuer Distribution Report on Form 10-D for the monthly distribution period from December 13, 2016 to January 12, 2017, and filed by the Registrant on
January 26, 2017. The purpose of this amendment is to revise the Distribution Statement attached as Exhibit 99.1 to the Form 10-D to accurately reflect the identity of the special servicer.


Part I - DISTRIBUTION INFORMATION


Item 1.  Distribution and Pool Performance Information.
         On January 12, 2017 a distribution was made to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from December 13, 2016 to January 12 2017 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2012-LC4 Mortgage
         Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 15, 2016. The CIK number of the Depositor is 0001013454.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of GACC is 0001541294.

         Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 09, 2016. The CIK number of Ladder is 0001541468.

         Guggenheim Life and Annuity Company ("GLAC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 01, 2013. The CIK number for GLAC is 0001547562.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust Company ("DBNTC") and have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

         On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA's alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain.
         DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S.
         $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss the amended complaint on July 15, 2016. On August 15, 2016, plaintiffs filed their opposition to the motion to dismiss. On September 2, 2016, DBNTC and DBTCA filed a reply in support of their motion to dismiss. Discovery is ongoing.

         On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts. On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant. The amended complaint asserts three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest. Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain. On August 22, 2016, DBNTC and DBTCA filed a demurrer as to plaintiffs' breach of fiduciary duty cause of action and breach of the duty to avoid conflicts of interest cause of action and motion to strike as to plaintiffs' breach of contract cause of action. On September 12, 2016, plaintiffs filed oppositions to the demurrer and motion to strike of DBNTC and DBTCA. On October 3, 2016, DBNTC and DBTCA filed replies in further support of their demurrer and motion to strike. On October 18, 2016, the court granted DBNTC and DBTCA's demurrer, providing plaintiffs with thirty days' leave to amend, and denied DBNTC and DBTCA's motion to strike.
         On December 19, 2016, DBNTC and DBTCA filed an answer to the amended complaint. Discovery is ongoing.

         On December 30, 2015, IKB International, S.A. in Liquidation and
         IKB Deutsche Industriebank A.G. (collectively, "IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of New York's Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code. IKB alleges that
         DBNTC and DBTCA are liable for over U.S. $268 million in damages.
         On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss. On December 5, 2016, IKB filed its opposition to the joint motion to dismiss. On January 6, 2017, IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts. Certain limited discovery is permitted to go forward while the motion to dismiss is pending.

         It is DBTCA's belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 6.  Significant Obligors of Pool Assets.
         The Square One Mall mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.
         Based on the information provided by the Square One Mall mortgage loan borrower, the unaudited net operating income of the significant obligor was $10,582,820.00, a year-to-date figure for the period of January 1, 2016 through September 30, 2016.

Item 10. Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Amended Monthly Report distributed to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust, relating to the January 12, 2017 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    March 31, 2017


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Amended Monthly Report distributed to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust, relating to the January 12, 2017 distribution.